Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Consolidated statement of comprehensive income
(Loss)/profit for the year	£ (37,270)	£ 39,177	£ 36,371
Items that may be subsequently reclassified to profit or loss
Cash flow hedges (note 31.2)	25,878	1,946	(58,025)
Tax (expense)/credit relating to cash flow hedges (note 31.2)	(21,892)	(681)	20,307
Other comprehensive income/(loss) for the year, net of tax	3,986	1,265	(37,718)
Total comprehensive (loss)/income for the year	£ (33,284)	£ 40,442	£ (1,347)